Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of property, plant and equipment [Abstract]
Schedule of property, plant and equipment
	Mining concessions (b)	Mine development costs (b)	Land	Buildings and other construction	Machinery, equipment and related spare parts	Furniture and accessories	Transportation units	Computer equipment and tools	Quarry rehabilitation costs	Capitalized interest (f)	Work in progress (d) and units in transit	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost

As of January 1, 2021	75,893	53,975	252,190	690,542	1,694,145	33,123	113,109	52,645	9,290	64,904	37,731	3,077,547
Additions	21	3,435	4,254	(98)	16,160	191	7,523	3,731	(260)	103	53,120	88,180
Disposals	-	-	-	(7)	(33,176)	(22,786)	(10,583)	(23,105)	-	-	(136)	(89,793)
Transfers, note 11	-	592	108	2,648	20,526	178	3,302	1,157	-	-	(28,575)	(64)
As of December 31, 2021	75,914	58,002	256,552	693,085	1,697,655	10,706	113,351	34,428	9,030	65,007	62,140	3,075,870
Additions	-	7,311	868	-	13,085	318	658	2,849	2,745	3,158	143,540	174,532
Sales and/or retirement	-	-	(2,285)	-	(4,978)	(14)	(2,654)	(228)	-	-	(398)	(10,557)
Disposals	-	-	-	(1,600)	(17,075)	(28)	(4,460)	(481)	-	-	-	(23,644)
Transfers, note 11	-	529	-	3,069	22,853	98	442	4,736	-	-	(32,461)	(734)
As of December 31, 2022	75,914	65,842	255,135	694,554	1,711,540	11,080	107,337	41,304	11,775	68,165	172,821	3,215,467
Accumulated depreciation
As of January 1, 2021	12,256	10,267		139,857	644,190	30,049	80,632	42,348	1,616	7,499	-	968,714
Additions	72	217	-	18,605	93,581	589	7,350	3,198	766	1,522	-	125,900
Disposals	-	-	-	(7)	(32,317)	(22,767)	(9,819)	(23,090)	-	-	-	(88,000)
As of December 31, 2021	12,328	10,484	-	158,455	705,454	7,871	78,163	22,456	2,382	9,021	-	1,006,614
Additions	72	387	-	18,818	95,486	575	7,398	3,595	140	1,521	-	127,992
Sales and/or retirement	-	-	-	-	(3,990)	(12)	(2,269)	(194)	-	-	-	(6,465)
Disposals	-	-	-	(795)	(13,425)	(26)	(4,278)	(428)	-	-	-	(18,952)
Transfers, note 11	-	(3)	-	-	-	-	-	-	-	-	-	(3)
As of December 31, 2022	12,400	10,868	-	176,478	783,525	8,408	79,014	25,429	2,522	10,542	-	1,109,186
Impairment (b)
As of December 31, 2021	42,859	24,048	-	13,578	12,424	201	26	454	-	-	735	94,325
As of December 31, 2022	42,859	24,048	3,624	13,579	12,918	200	26	454	-	-	735	98,443
Net book value
As of December 31, 2021	20,727	23,470	256,552	521,052	979,777	2,634	35,162	11,518	6,648	55,986	61,405	1,974,931
As of December 31, 2022	20,655	30,926	251,511	504,497	915,097	2,472	28,297	15,421	9,253	57,623	172,086	2,007,838

(b)	Mining concessions mainly include net acquisition costs of S/15,488,000 related to coal concessions acquired through a purchase option executed from 2011 to 2013. The caption also includes some concessions acquired by the Group for exploration activities related to the cement business.

In previous years management recognized a full impairment related to the total net book value of a closed zinc mining unit which included concession costs, development costs and related facilities and equipment. From this impairment estimate, S/42,859,000 corresponds to concession costs. According to management´s expectation the recovery amount of this zinc mining unit is zero.

(c)	The Group has assessed the recoverable amount of its remaining long-term assets and did not find indicators of an impairment for these assets as of December 31, 2022 and 2021.

(d)	Work in progress included in property, plant and equipment as of December 31, 2022 and 2021 is mainly related to complementary facilities of the cement plants.

(e)	As of December 31, 2022, the Group maintains accounts payable related to the acquisition of property, plant and equipment for S/14,560,000 (S/7,615,000 as of December 31, 2021), see note 14.

(f)	During 2022 and 2021, the Group capitalized borrowing costs by S/2,739,000 and S/103,000 mainly related with the Clinker Line Optimization project - Kiln 4 located in Pacasmayo. The rate used to determine the amount of borrowings costs eligible for capitalization was approximately 5.30 percent as of December 31, 2022, which is the effective rate of the borrowing the Group has as of such date. The amount of borrowing costs eligible for capitalization is determined by applying the capitalization rate to the capital expenditures incurred on qualifying assets.